UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
10/31/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.1%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$4,800,000	$4,988,448

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33	BBB	3,000,000	3,209,610
5.8s, 5/1/34	BBB	1,750,000	1,793,645

			9,991,703
Arizona (3.2%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P	5,575,000	4,487,150
7 1/4s, 12/1/19	BB-/P	500,000	401,660

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa2	4,000,000	4,010,920

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42	BBB+	1,100,000	1,073,600

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	4,800,000	5,303,472

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.3s, 7/1/42	BB/F	430,000	407,120
(Great Hearts Academies Project), 6s, 7/1/32	BB/F	300,000	286,695
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	2,000,000	1,832,540

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa2	1,000,000	1,012,820
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	1,395,000	1,250,645
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	2,267,328

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	1,525,000	1,647,137
5s, 12/1/37	A-	1,430,000	1,418,074
5s, 12/1/32	A-	1,500,000	1,503,615

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6s, 12/1/32	BB-/P	1,350,000	1,355,913

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,600,000	1,439,904

			29,698,593
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	2,000,000	2,008,080

			2,008,080
California (13.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6s, 7/1/31	BBB	1,295,000	1,376,430

CA Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	2,500,000	2,712,500

CA Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	1,000,000	931,280

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	6,450,150
5 1/4s, 2/1/37	Baa2	3,205,000	2,992,861

CA Muni. Fin. Auth. Rev. Bonds (Emerson College), 6s, 1/1/42	Baa1	3,330,000	3,624,938

CA Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	6,000,000	5,017,140

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	2,000,000	2,059,780

CA School Fin. Auth. Rev. Bonds (2023 Union, LLC), Ser. A, 6s, 7/1/33	BBB-	1,000,000	1,012,330

CA State G.O. Bonds
5 1/4s, 4/1/35	A1	5,000,000	5,324,650
5s, 9/1/30	A1	7,500,000	7,968,000

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A
5 1/4s, 8/1/42	BB+	850,000	718,250
5s, 8/1/32	BB+	665,000	581,895

CA State Pub. Wks. Board Rev. Bonds
Ser. A-1, 6s, 3/1/35	A2	2,000,000	2,297,160
(States Prisons - LA), Ser. C, 5 3/4s, 10/1/31	A2	1,000,000	1,124,780
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,750,000	1,813,928
(Judicial Council Projects), Ser. D, 5s, 12/1/31	A2	1,000,000	1,046,590
(Capital Projects), Ser. A, 5s, 4/1/30	A2	5,000,000	5,255,300

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	2,500,000	2,561,675
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/42	BB/P	1,750,000	1,753,465
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	6,000,000	6,191,340
(Terraces at San Joaquin Gardens), Ser. A, 5 5/8s, 10/1/32	BB/P	1,105,000	1,084,149
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,500,000	1,503,195
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB-	1,000,000	867,150

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	B+	2,025,000	1,995,901
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	3,300,000	3,117,279

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,770,000	1,633,445
5s, 9/2/30	BB+/P	1,690,000	1,608,593

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BBB-/P	335,000	335,064

Foothill/Eastern Corridor Agcy. Rev. Bonds
(CA Toll Road), 5 3/4s, 1/15/40	Baa3	3,200,000	3,186,816
zero %, 1/15/38	Baa3	9,000,000	1,699,380
zero %, 1/15/37	Baa3	5,000,000	1,013,700
zero %, 1/15/30	Baa3	6,000,000	2,050,800

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	12,000,000	8,941,080
Ser. A-1, 5s, 6/1/33	B3	1,950,000	1,498,224
Ser. A-1, 4 1/2s, 6/1/27	B	1,755,000	1,495,348

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39	A-	1,250,000	1,512,775
Ser. B, 6 1/2s, 11/1/39	A-	2,000,000	2,420,440

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. D, 5s, 9/1/26	BBB+/P	1,070,000	1,070,203

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 1/4s, 8/1/30	BBB/P	1,500,000	1,600,140
(Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	1,500,000	1,527,990

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5s, 9/2/31	BBB-	1,645,000	1,601,358

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	2,875,000	2,878,278

Poway, Unified School Dist. G.O. Bonds, zero %, 8/1/40	Aa2	7,000,000	1,573,810

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	1,000,000	933,970

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	740,393

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5.1s, 9/1/35	BB+/P	2,500,000	2,429,300
5s, 9/1/29	BB+/P	1,355,000	1,325,922

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	2,556,450

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/40	Aa3	5,000,000	1,165,100

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35	BB+/P	1,000,000	984,500

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BB+/P	8,000,000	1,133,520

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31	BBB	500,000	540,070

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5s, 9/1/29 (Prerefunded 9/1/21)	BBB+	990,000	1,007,889
5s, 9/1/28 (Prerefunded 9/1/21)	BBB+	990,000	1,009,840

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGO, zero %, 8/1/37	AA-	2,400,000	614,832

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21	A3	1,500,000	1,641,075

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,784,536

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/2s, 8/1/41	A-	750,000	762,938

			129,659,895
Colorado (3.6%)

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	Baa2	1,000,000	199,960
Ser. A, NATL, zero %, 9/1/28	A	5,000,000	2,309,350

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 9s, 1/1/34 (Prerefunded 1/1/14)	AA+	750,000	767,535
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	814,771
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB-/F	800,000	833,624
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38 (Prerefunded 6/1/14)	A3	4,810,000	4,972,626
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	2,850,000	2,884,941
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	A3	650,000	658,366
(Evangelical Lutheran Good Samaritan Society), 5 1/2s, 6/1/33	A3	200,000	202,366
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	3,025,000	2,963,593
(Christian Living Cmntys.), 5 1/4s, 1/1/37	BB-/P	750,000	687,045
(Valley View Assn.), 5 1/8s, 5/15/37	BBB+	1,000,000	971,370
(Christian Living Cmntys.), 5 1/8s, 1/1/30	BB-/P	1,415,000	1,305,833
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	2,100,000	1,937,460
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	5,250,000	5,062,890

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A	12,000,000	3,730,920

Plaza, Tax Allocation Bonds (Metro. Dist. No.1), 5s, 12/1/40	BB/P	3,850,000	3,580,385

			33,883,035
Connecticut (0.3%)

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43	BB/P	2,800,000	2,869,524

			2,869,524
Delaware (0.8%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,798,090
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	6,200,000	5,904,942

			7,703,032
District of Columbia (1.6%)

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	A-	7,000,000	7,544,110
(Kipp Charter School), 6s, 7/1/33	BBB+	290,000	304,048

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B/F	34,730,000	2,920,446

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B
zero %, 10/1/40	Baa1	995,000	179,846
zero %, 10/1/38	Baa1	20,000,000	4,125,200

			15,073,650
Florida (5.0%)

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	1,499,925

Fishhawk, CCD IV Special Assessment Bonds, 7 1/4s, 5/1/43	B/P	600,000	611,100

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	823,140

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	CCC/P	2,230,000	1,881,117

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	440,000	474,272

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	5,250,000	4,883,760

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,816,214

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB+	4,925,000	4,534,694
(Shell Pt./Alliance), 5s, 11/15/32	BB+	3,210,000	2,968,576

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	1,000,000	844,260

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/41	A2	4,500,000	4,515,435

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6s, 5/1/35	D/P	1,915,000	1,513,003

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37	B+/P	1,880,000	1,707,209

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/24	A-/F	2,760,000	2,941,691

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	7,000,000	6,924,540

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B/P	2,460,000	1,546,848

Pinellas Cnty., Edl. Fac. Auth. Rev. Bonds (Barry U.), 5 1/4s, 10/1/30	BBB	1,210,000	1,196,581

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB+/F	1,950,000	1,980,186

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6s, 5/1/36	B/P	1,760,000	1,343,338

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	BB-/P	1,000,000	898,490

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB/P	865,000	931,242

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	B+/P	760,000	778,476

			46,614,097
Georgia (2.7%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	5,000,000	5,679,250

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines)
Ser. B, 9s, 6/1/35	B	4,000,000	4,302,240
Ser. A, 8 3/4s, 6/1/29	B	2,000,000	2,336,320

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	BB/P	1,800,000	1,776,168

GA State Private College & U. Auth. Rev. Bonds (Mercer U.), Ser. A, 5s, 10/1/32	Baa2	1,100,000	1,101,375

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39	BBB+	1,200,000	1,283,652

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	1,255,000	1,414,197

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	4,150,000	4,156,018

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	B+/P	2,375,000	2,280,879

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	B-/P	1,400,000	1,414,028

			25,744,127
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,047,090

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	509,615

			1,556,705
Hawaii (1.1%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,518,210
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	7,000,000	7,669,760
(Kahala Nui), 5 1/8s, 11/15/32	BBB-/F	1,050,000	1,051,113

			10,239,083
Illinois (4.7%)

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	5,464,000	5,524,268

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5 3/4s, 1/1/39	A2	5,000,000	5,315,550

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36	B/P	900,000	873,549

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	3,500,000	4,206,825
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A2	2,150,000	2,501,160
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,250,000	5,688,638
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,563,567
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	B3	4,155,000	4,224,264
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	4,000,000	4,170,480
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	2,000,000	2,039,480

IL Fin. Auth. Solid Waste Disposal (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	BBB	5,045,000	5,097,619

IL Hlth. Fac. Auth. Rev. Bonds (Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	430,261	305,034

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,286,848

			43,797,282
Indiana (0.8%)

IN State Fin. Auth. Rev. Bonds (OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	1,750,000	1,652,805

IN State Fin. Auth. VRDN, Ser. A-3, 0.08s, 2/1/37	VMIG1	5,800,000	5,800,000

			7,452,805
Iowa (1.7%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A
5 1/2s, 7/1/25	BB+	3,185,000	3,212,104
5s, 7/1/20	BB+	1,700,000	1,739,763

IA State Fin. Auth. Midwestern Disaster Rev. Bonds (IA Fertilizer Co.), 5 1/4s, 12/1/25	BB-	3,000,000	2,741,040

Marion Hlth. Care Fac. Rev. Bonds (First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	45,000	45,005

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	10,000,000	7,759,000

			15,496,912
Kansas (0.3%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7 1/4s, 5/15/39	BB/P	1,500,000	1,573,440
5 3/8s, 5/15/27	BB/P	1,000,000	940,870

			2,514,310
Kentucky (0.9%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	227,000	227,025
(Masonic Home Indpt. Living II), 7 3/8s, 5/15/46	BB-/P	1,350,000	1,439,222
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41	BB-/P	900,000	956,691

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	1,400,000	1,253,952

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	880,000

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,010,520

			8,767,410
Louisiana (0.3%)

Pub. Facs. Auth. Dock & Wharf Rev. Bonds (Impala Warehousing, LLC), 6 1/2s, 7/1/36	B+/P	1,000,000	923,280

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	BBB+	2,250,000	2,066,198

			2,989,478
Maine (0.9%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Ba1	3,000,000	3,422,760

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	5,000,000	5,019,150

			8,441,910
Maryland (1.5%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	1,700,000	2,015,282

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.), 6s, 1/1/43	BBB-	4,760,000	4,789,036

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	600,000	608,328

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34	BB/P	4,800,000	4,734,528
6s, 5/1/24	BB/P	2,000,000	2,003,380

			14,150,554
Massachusetts (4.6%)

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	2,140,000	2,478,569
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	2,616,363	2,116,716
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	1,159,997	977,761
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/31	B-/P	704,147	614,756
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	500,000	496,580
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	238,451	174,398
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	1,900,000	1,924,092
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	2,002,700
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	1,955,780
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	6,760

MA State Dev. Fin. Agcy. 144A Rev. Bonds (Groves in Lincoln, Inc. (The)), Ser. A, 7 3/4s, 6/1/39(F)	BBB+	1,299,996	41,600

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	2,192,312

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	6,035,000	6,042,523
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	972,870	97
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,400,000	1,515,234
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	2,125,000	2,200,076
(Springfield College), 5 5/8s, 10/15/40	Baa1	3,500,000	3,612,980
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB+	3,950,000	3,688,826
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	3,050,000	3,080,470
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,268,106
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	938,650
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,701,655
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	3,500,000	3,204,320

			43,234,961
Michigan (1.3%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	1,570,000	1,576,013

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), State & Local Govt. Coll., 8 3/8s, 1/15/19 (Escrowed to maturity)	AA+	1,498,000	1,816,864

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	700,000	749,322
(Hurley Med. Ctr.), 6s, 7/1/20	Ba1	335,000	335,425
Ser. A, 5 1/4s, 7/1/39	Ba1	500,000	428,520

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	BB-/P	995,000	993,896

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit Mercy), 0.12s, 11/1/36	VMIG1	500,000	500,000

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39	A2	4,400,000	4,510,044

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	1,000,000	916,380

			11,826,464
Minnesota (2.0%)

Brooklyn Ctr., VRDN (Brookdale Corp. II), 0.08s, 12/1/14	A-1+	400,000	400,000

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	2,524,056

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 1/2s, 10/1/41	B/P	1,000,000	931,340

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-2, 0.08s, 11/15/35	VMIG1	1,750,000	1,750,000

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	1,375,000	1,404,260
(Presbyterian Homes), 6s, 10/1/27	BB/P	1,250,000	1,282,200

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	1,525,830

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 3/8s, 9/1/31	BBB-	500,000	522,935

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	5,035,000	5,132,125

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,250,000	1,272,838

St. Paul, Port Auth. VRDN (MN Pub. Radio), Ser. 7, 0.08s, 5/1/25	VMIG1	1,000,000	1,000,000

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	900,000	732,654

			18,478,238
Mississippi (1.0%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,000,000	1,018,230

MS Bus. Fin. Corp. Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.08s, 12/1/30	VMIG1	2,690,000	2,690,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	5,400,000	5,768,982

			9,477,212
Montana (0.9%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	756,788

MT Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.09s, 12/1/25	A-1	7,665,000	7,665,000

			8,421,788
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A3	1,500,000	1,693,050
(NE Gas No. 3), 5s, 9/1/32	A3	3,000,000	3,042,540

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA-/F	1,825,000	1,887,598

			6,623,188
Nevada (1.7%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151)
5s, 8/1/25	BB-/P	300,000	249,513
5s, 8/1/20	BB-/P	335,000	307,346
5s, 8/1/19	BB-/P	1,125,000	1,060,009
5s, 8/1/18	BB-/P	1,080,000	1,029,931
5s, 8/1/17	BB-/P	1,280,000	1,236,749

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/25	BB+/P	760,000	717,752
(No. T-18), 5s, 9/1/14	CCC/P	2,315,000	2,295,948

Las Vegas, Special Assessment Bonds (Dist. No. 607 Local Impt.), 5s, 6/1/22	BB/P	500,000	506,590

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.09s, 6/1/42	VMIG1	9,075,000	9,075,000

			16,478,838
New Hampshire (1.4%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	6,000,000	5,987,700

NH Hlth. & Ed. Fac. Auth. VRDN
(Dartmouth College), Ser. A, 0.08s, 6/1/31	VMIG1	4,360,000	4,360,000
(U. Syst. of NH), Ser. B, 0.07s, 7/1/33	VMIG1	3,100,000	3,100,000

			13,447,700
New Jersey (5.7%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	4,820,310

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	6,060,000
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,500,000	2,493,850
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	2,000,000	1,860,820
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,500,000	3,278,940

NJ State Econ. Dev. Auth. Continental Airlines, Inc. (Paterson Charter School), Ser. C, 5.3s, 7/1/44	BBB-	2,250,000	2,086,448

NJ State Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Baa3	4,000,000	4,068,000
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33 (Prerefunded 7/1/14)	AAA/P	3,000,000	3,177,510
(Paterson Charter School Science & Tech.), Ser. A, 6.1s, 7/1/44	BBB-	1,130,000	1,145,040
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,756,160
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	5,110,000	5,366,369
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	747,728
(Continental Airlines, Inc.), 5 1/2s, 6/1/33	B2	2,000,000	1,833,960
(Continental Airlines, Inc.), 5 1/4s, 9/15/29	B2	3,500,000	3,213,385

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 5s, 6/15/37	Baa3	1,000,000	916,980

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	3,327,858

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5s, 6/1/41	B2	1,000,000	724,830
4 3/4s, 6/1/34	B2	5,000,000	3,619,100
4 5/8s, 6/1/26	B1	3,470,000	2,992,008

			53,489,296
New Mexico (1.4%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	BBB	3,000,000	3,156,390
(San Juan), Ser. A, 4 7/8s, 4/1/33	BBB	7,660,000	7,232,495
(San Juan), Ser. B, 4 7/8s, 4/1/33	BBB	2,750,000	2,596,523

			12,985,408
New York (3.4%)

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,176,220

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	717,209

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	1,450,000	1,283,337

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA-	1,000,000	1,150,730

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B+/P	2,420,000	2,557,746
(British Airways PLC), 5 1/4s, 12/1/32	BB	2,325,000	2,130,839
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B	3,680,000	3,226,072
(Jetblue Airways Corp.), 5s, 5/15/20	B	550,000	537,724

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,169,425

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	1,800,000	1,805,490

NY State Liberty Dev. Corp. Rev. Bonds (7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	969,570

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,500,000	1,499,850

Onondaga Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), 5s, 7/1/42	Ba1	1,000,000	867,550

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	2,100,000	2,252,124

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,250,000	3,250,065
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	750,000	742,170
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	935,000	942,265

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	500,000	498,990

			31,777,376
North Carolina (0.7%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	1,000,000	1,051,210

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	450,000	467,483
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	757,478

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	2,512,300
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	2,005,260

			6,793,731
Ohio (3.2%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B3	3,300,000	2,691,480
Ser. A-2, 6s, 6/1/42	B3	2,500,000	1,939,000
Ser. A-2, 5 7/8s, 6/1/30	B3	12,055,000	9,791,192
Ser. A-2, 5 3/4s, 6/1/34	B3	6,425,000	5,020,367

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	1,560,000	187,044

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,550,000	1,617,689

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,450,000	1,580,747

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	4,850,000	4,874,202

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	2,225,000	2,162,188

			29,863,909
Oklahoma (0.4%)

OK Cnty., Fin. Auth. Rev. Bonds (Epworth Village), Ser. A, 5s, 4/1/33	BB-/P	1,070,000	967,548

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.)
6 1/4s, 6/1/20	B+/P	1,000,000	978,710
Ser. B, 5 1/2s, 12/1/35	B+/P	2,000,000	1,826,120

			3,772,378
Oregon (0.2%)

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	1,800,000	1,960,686

			1,960,686
Pennsylvania (4.2%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	765,000	763,929
(Chatham U.), Ser. A, 5s, 9/1/35	BBB	1,000,000	956,410
(Chatham U.), Ser. A, 5s, 9/1/30	BBB	1,500,000	1,484,760

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB-	3,400,000	3,459,024
(U.S. Steel Corp.), 6 3/4s, 11/1/24	BB-	1,000,000	1,029,670

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (United States Steel Corp.), 5 3/4s, 8/1/42	BB-	1,800,000	1,428,624

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A, 5s, 5/1/42	Baa2	2,250,000	2,003,378

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	1,460,000	1,500,982

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,738,520

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	3,004,470
6 3/8s, 7/1/30	BB-/P	1,375,000	1,378,616

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5 1/4s, 4/1/30	BBB+	1,530,000	1,568,357

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	2,400,000	2,344,608

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5 1/4s, 3/1/42	BBB	1,000,000	921,260

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	4,000,000	4,015,960

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	1,000,000	1,068,630
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,400,000	1,369,522
(Edinboro U. Foundation), 5 7/8s, 7/1/38	Baa3	1,000,000	976,380
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	481,185

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	1,655,000	1,479,405

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	1,720,000	1,773,561

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default)(NON)	D/P	5,285,482	6,607
(Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default)(NON)	D/P	512,690	5

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	3,675,000	3,921,776

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	1,081,000	1,074,438

			39,750,077
Puerto Rico (2.6%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5 3/4s, 7/1/41	Baa3	5,000,000	3,762,650

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Ba1	3,500,000	2,752,575

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/42	BBB	3,690,000	2,622,003

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 3/4s, 7/1/36	Baa3	5,000,000	4,173,750

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43	AA-	20,000,000	2,858,400
zero %, 8/1/31	A+	31,000,000	7,909,960

			24,079,338
South Carolina (0.1%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	500,130

			500,130
Texas (10.7%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A, U.S. Govt. Coll., 7s, 11/15/33 (Prerefunded, 11/15/13)	AAA/P	319,000	322,802

Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	5,150,000	5,393,286

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	1,850,000	1,924,481

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6s, 8/15/33	BBB	500,000	523,670
5s, 8/15/32	BBB	1,500,000	1,450,230

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	900,000	890,775

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN
(Texas Med. Ctr.), Ser. B-1, 0.08s, 9/1/31	VMIG1	648,000	648,000
(The Methodist Hosp.), Ser. C-1, 0.08s, 12/1/24	A-1+	7,980,000	7,980,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B2	500,000	501,880
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21	B2	6,000,000	6,003,480
(Continental Airlines, Inc. Term. Project), 6 1/2s, 7/15/30	B2	3,200,000	3,214,976
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B2	4,985,000	4,651,454

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5s, 2/15/42	BBB	2,250,000	2,083,298
5s, 2/15/32	BBB	2,250,000	2,191,973

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44	BBB	2,450,000	2,613,219
6 1/4s, 8/15/39	BBB	2,375,000	2,524,601

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	4,850,000	4,781,130

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	2,400,000	2,649,480
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	3,000,000	2,799,450

Newark, Cultural Ed. Facs. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/32	BBB-	600,000	600,156

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/8s, 12/1/42	BBB-	2,500,000	2,347,425

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37	AA+	3,000,000	753,120

North TX, Tollway Auth. Rev. Bonds (Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	3,520,032

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, stepped-coupon (6 1/2s, 1/1/15) zero %, 1/1/43(STP)	A2	5,300,000	5,668,880

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6 1/4s, 5/9/53	B/P	162,000	143,835
Ser. B, 6.15s, 11/15/49	B/P	2,766,000	2,384,707
Ser. A, 6.05s, 11/15/46	B/P	1,833,000	1,568,480
Ser. D, 6.05s, 11/15/46	B/P	317,000	271,254
Ser. A, 5.45s, 11/15/38	B/P	4,122,000	3,318,870

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	4,500,000	4,546,395
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	1,000,000	1,014,110
(Air Force Village), 6 3/8s, 11/15/44	BBB-/F	5,825,000	5,942,840

Travis Cnty., Cultural Ed. Facs. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A
5 1/4s, 8/15/42	BB+	450,000	389,669
5s, 8/15/27	BB+	500,000	464,155

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	4,500,000	4,870,125

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40	Baa3	4,500,000	4,918,500
(NTE Mobility), 6 7/8s, 12/31/39	Baa2	3,350,000	3,621,920

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB	1,000,000	1,068,060

			100,560,718
Utah (0.8%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.07s, 5/15/36	A-1+	7,350,000	7,350,000

			7,350,000
Virginia (2.2%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31	BB-/P	575,000	540,857

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	BB-/P	1,450,000	1,020,278

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	B+/P	1,460,000	1,397,293

Peninsula Ports Auth. Res. Care Fac. Rev. Bonds (VA Baptist Homes), Ser. A, 7 3/8s, 12/1/32 (Prerefunded 12/1/13)	AA+	4,000,000	4,020,800

VA ST Small Bus. Fin. Sr. Lien Auth. Rev. Bonds (95 Express Lanes, LLC), 5s, 1/1/40	BBB-	4,500,000	4,079,745

VA State Small Bus. Fin. Auth. Rev. Bonds (Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	2,100,000	2,181,627

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	5,100,000	5,811,909

Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.3s, 1/1/35	BBB+/F	2,000,000	1,974,800

			21,027,309
Washington (1.7%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	B	700,000	620,165

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	Baa1	2,065,000	2,069,873
6 1/2s, 6/1/26	A3	4,000,000	4,009,240

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.)
5 5/8s, 10/1/40	Baa1	1,600,000	1,617,104
5 1/4s, 10/1/46	Baa1	2,000,000	1,972,140
5s, 10/1/32	Baa1	815,000	805,147

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	3,000,000	3,276,720
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa3	2,000,000	1,896,620

			16,267,009
West Virginia (0.3%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	500,000	484,100

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	2,330,000	2,294,491

			2,778,591
Wisconsin (1.2%)

Platteville, Redev. Auth. Rev. Bonds (UW-Platteville Real Estate), 5s, 7/1/32	BBB-	1,500,000	1,419,780

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	800,000	775,304
(Trans. Infrastructure Properties), 5s, 7/1/42	BBB-	3,500,000	3,053,680

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB+/P	1,350,000	1,430,960
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29	BB+/P	1,000,000	1,060,900
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,294,780

			11,035,404

Total municipal bonds and notes (cost $892,805,054)			$910,631,934

PREFERRED STOCKS (1.3%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pfd.		5,925,000	$5,925,474

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	5,994,300

Total preferred stocks (cost $11,925,000)			$11,919,774

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A		400	$1,280,000

Total unitized trust (cost $1,206,477)			$1,280,000

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	$27,531

Total common stocks (cost $8,077,612)			$27,531

TOTAL INVESTMENTS

Total investments (cost $914,014,143)(b)			$923,859,239

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $937,966,601.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $912,820,734, resulting in gross unrealized appreciation and depreciation of $51,780,499 and $40,741,994, respectively, or net unrealized appreciation of $11,038,505.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	33.1%
	Transportation	11.5
	Education	10.9
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$27,531	$—	$—
Total common stocks	27,531	—	—
Municipal bonds and notes	$—	$910,631,934	$—
Preferred stocks	—	11,919,774	—
Unitized trust	—	1,280,000	—

Totals by level	$27,531	$923,831,708	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013